INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 3,842	$ 3,642
Finished products	17,184	11,341
Total inventories	$ 21,026	$ 14,983